Post employments benefits - Analysis of net surplus (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Analysis of net surplus:
Notional amount	€ 24,783	€ 26,153
Borrowings drawn	€ 56,987	€ 66,390